EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	$ 62
2022	55
2023	58
2024	66
2025	71
2026-2030	410
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	913
2022	997
2023	1,074
2024	1,131
2025	1,176
2026-2030	$ 6,182